LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
LOSS PER SHARE

13.   LOSS PER SHARE

Loss per share was computed by dividing net loss available to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2021, 2022 and 2023:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss available to ordinary shareholders of the Company—basic and diluted	(2,471,127)	(2,008,005)	(1,957,543)
Denominator:
Weighted average number of ordinary shares outstanding	950,697,557	1,015,265,686	1,040,680,392
Basic and diluted loss per share	(2.60)	(1.98)	(1.88)

As a result of the Group’s net loss for the three years ended December 31, 2021, 2022 and 2023, the following weighted average numbers of the Company’s share options, and restricted share units outstanding in the respective periods were excluded from the calculation of diluted loss per share as their inclusion would have been anti-dilutive.

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Share options	18,640,216	15,028,082	7,194,850
Restricted share units	17,133,658	21,358,045	18,970,100